Submission	Jan. 15, 2026
Submission [Line Items]
Central Index Key	0001877461
Registrant Name	1606 Corp.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Issuer Name	1606 Corp.